7. Financial Liabilities at Fair Value (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Participation liability (Level 3)	$ 928,439	$ 1,172,315
Conversion feature liability (Level 3)	340,125	720,593
Warrant liabilities (Level 3)	177,752	400,319
Total liabilities (Level 3)	$ 1,446,316	$ 2,293,227